Financial liabilities - OCEANE (Details) € / shares in Units, € in Thousands, $ in Millions										12 Months Ended			121 Months Ended
	Oct. 24, 2023 EUR (€) shares	Oct. 24, 2023 USD ($) shares	Aug. 24, 2023 EUR (€) € / shares	Feb. 22, 2023 € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Sep. 07, 2022 € / shares shares	Dec. 31, 2021 EUR (€) € / shares	Jul. 30, 2021 EUR (€) € / shares shares	Jul. 27, 2021 € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Nov. 02, 2023 € / shares	Aug. 20, 2023 € / shares	Apr. 01, 2022 € / shares	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares and convertible loan notes								€ 85,000
Capital increase from issuance of ordinary shares (in shares) | shares	20,325,500	20,325,500		20,000,000		5,530,000		1,964,031	1,964,031	40,325,500	5,530,000	1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 6.50		€ 8.36		€ 30.55	€ 30.55
Capital increases	€ 223,300	$ 235.8								€ 353,377	€ 46,231	€ 69,683	€ 557,200
Net proceeds from convertible loan notes										55,841	0	24,913
Repayments of convertible loan notes			€ 33,000							27,188	0	0
Derivative financial liabilities					€ 566		€ 9,932			€ 2,579	€ 566	€ 9,932	€ 2,579				€ 5,196
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%		1.00%		1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares			€ 1		€ 1		€ 1			€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%		1.00%		1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Oceane
Disclosure of detailed information about borrowings [line items]
Fair value of convertible notes			€ 1,762		€ 142		€ 5,929				€ 142	€ 5,929
Oceane | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 80		€ 17		€ 114
Oceane | Volatility | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.37		0.4401		0.47	0.53			0.4401	0.47
Oceane | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 364		€ 97		€ 337
Oceane | Share price | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | € / shares			16.74		6.18		28.55	31.50			6.18	28.55
Oceane | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 121		€ 15		€ 243
Oceane | Risk-free rate | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.0322		0.0305		(0.0020)				0.0305	(0.0020)
Oceane | Credit spread | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.1398		0.1475		0.1159	0.1400			0.1475	0.1159
Oceane
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares and convertible loan notes								€ 85,000
Capital increase from issuance of ordinary shares (in shares) | shares								1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares								€ 30.55
Capital increases								€ 60,000
Net proceeds from convertible loan notes								€ 25,000
Borrowings, interest rate								6.00%
Number of shares subscribed per warrant (in shares) | shares								1
Conversion price per share (in euro per share) | € / shares								€ 38.19
Conversion price, VWAP, period								30 days
Repayments of convertible loan notes			€ 25,102							€ 25,000
Convertible loans notes								€ 17,839
Derivative financial liabilities								€ 7,161
Loss of extinguishment										€ 3,069
Oceane | After 18 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares								€ 32.462
Conversion price, adjustment, period								18 months
Oceane | After 18 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold								85.00%
Oceane | After 24 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares								€ 26.733
Conversion price, adjustment, period								24 months
Oceane | After 24 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold								70.00%
Oceane | After 36 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares								€ 25.969
Conversion price, adjustment, period								36 months
Oceane | After 36 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold								68.00%